Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2024
Disclosure Of Notes And Other Explanatory Information [Abstract]
Nature of Operations and Going Concern	Nature of Operations and Going Concern
Oncolytics Biotech Inc. was incorporated on April 2, 1998, under the Business Corporations Act (Alberta) as 779738 Alberta Ltd. On April 8, 1998, we changed our name to Oncolytics Biotech Inc. We are a limited company incorporated and domiciled in Canada. Our shares are publicly traded on the Nasdaq Capital Market and the Toronto Stock Exchange. Our principal place of business is located at 804, 322 11th Avenue S.W., Calgary, Alberta, Canada.
We are a clinical-stage biopharmaceutical company developing pelareorep, a well-tolerated intravenously delivered immunotherapeutic agent that activates the innate and adaptive immune systems and weakens tumor defense mechanisms. This improves the ability of the immune system to fight cancer, making tumors more susceptible to a broad range of oncology treatments. Our primary focus is to advance our programs in hormone receptor-positive / human epidermal growth factor 2-negative (HR+/HER2-) advanced and metastatic breast cancer and metastatic pancreatic ductal adenocarcinoma to registration-enabled clinical studies. In addition, we are exploring opportunities for registrational programs in other gastrointestinal cancers through our GOBLET platform study.
We have not been profitable since our inception and expect to continue to incur substantial losses as we continue our research and development efforts. As at December 31, 2024, we had an accumulated deficit of $477,713. We do not expect to generate significant revenues until and unless pelareorep becomes commercially viable. To date, we have funded our operations mainly through issuing additional capital via public offerings, equity distribution arrangements, and the exercise of warrants and stock options.
Going concern
Management assesses our ability to continue as a going concern when preparing our consolidated financial statements. In assessing whether the going concern assumption is appropriate, management takes into account all available information about the future, which is at least, but not limited to, twelve months from the end of the reporting period. As at December 31, 2024, we had cash and cash equivalents of $15,942. Subsequent to December 31, 2024, we further raised net proceeds of $6,041 (see note 23). Without raising additional funding or reducing or eliminating our planned expenditures, we estimated our cash and cash equivalents to fund our operations into the third quarter of 2025. Factors that will affect our anticipated cash needs for the next twelve months include, but are not limited to, expansion of our clinical trial program, the timing of patient enrollment in our clinical trials, the actual costs incurred to support each clinical trial, the number of treatments each patient will receive, the timing of activity with our clinical trial research collaborations, the number, timing and costs of manufacturing runs required to conclude the validation process and supply product to our clinical trial program, and the level of collaborative activity undertaken.
Our ability to continue as a going concern is dependent upon raising additional financing through equity or strategic collaborations and transactions. We plan on raising additional funds through the sale of our common shares or other capital resources, such as collaborations and debt, to fund our ongoing operations. However, given the difficulty for micro-cap market capitalization companies to raise significant capital and the matter in note 23(b), there can be no assurance that additional liquidity will be available under acceptable terms or at all. Furthermore, if we are unable to obtain additional financing when required, there can be no assurance that we will be able to sufficiently reduce or eliminate our planned expenditures to extend our operating runway. These material uncertainties raise substantial doubt on our ability to continue as a going concern and meet our obligations as they come due and, accordingly, the appropriateness of the use of accounting principles applicable to a going concern.
These consolidated financial statements were prepared in accordance with International Financial Reporting Standards ("IFRS") applicable to a going concern. However, the use of the going concern assumption on which these consolidated financial statements are prepared may not be appropriate based on the factors described above.
These consolidated financial statements do not reflect the adjustments to the carrying values of assets and liabilities and the reported expenses and statements of financial position classifications that would be necessary if we were unable to realize our assets and settle our liabilities as a going concern in the normal course of operations. Such adjustments could be material.